United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2019

Date of Reporting Period: Quarter ended 10/31/18

Item 1.	Schedule of Investments

Federated Government Income Trust
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—96.6%
		Federal Home Loan Mortgage Corporation—19.8%
$3,551,577		3.000%, 5/1/2045	$3,373,163
421,651		3.500%, 11/1/2025	422,879
1,258,073		3.500%, 8/1/2026	1,261,876
1,329,259		3.500%, 6/1/2032	1,310,683
2,785,469		3.500%, 5/1/2046	2,720,667
14,042,398		3.500%, 9/1/2047	13,689,384
2,375,013		3.500%, 10/1/2047	2,315,308
9,305,662		3.500%, 11/1/2047	9,071,726
13,504,346		4.000%, 1/1/2047	13,531,260
70,709		4.500%, 6/1/2019	70,871
625,973		4.500%, 3/1/2024	639,185
568,009		4.500%, 11/1/2039	587,930
958,245		4.500%, 4/1/2040	992,151
704,207		4.500%, 5/1/2040	729,125
1,138,974		4.500%, 6/1/2040	1,179,276
196,020		4.500%, 9/1/2040	203,017
997,783		4.500%, 9/1/2040	1,033,400
272,727		5.000%, 8/1/2023	280,350
172,140		5.000%, 5/1/2034	181,671
655,569		5.000%, 9/1/2039	692,344
689,456		5.000%, 12/1/2039	728,132
79,574		5.500%, 12/1/2021	81,681
14,924		5.500%, 1/1/2022	15,346
36,184		5.500%, 1/1/2022	36,899
79,849		5.500%, 1/1/2022	81,916
862,543		5.500%, 5/1/2034	926,439
20,260		5.500%, 12/1/2035	21,779
161,973		5.500%, 3/1/2036	174,504
360,337		5.500%, 1/1/2038	388,316
164,345		5.500%, 3/1/2038	177,169
143,168		5.500%, 11/1/2038	154,339
140,806		5.500%, 1/1/2039	151,793
127,750		6.000%, 3/1/2038	140,513
142,067		6.000%, 4/1/2038	156,322
16,860		6.000%, 9/1/2038	18,572
63,714		6.000%, 9/1/2038	70,162
22,101		6.500%, 9/1/2029	24,101
33,667		7.000%, 2/1/2031	37,889
41,795		7.000%, 10/1/2031	45,991
7,134		7.000%, 10/1/2031	7,713
79,396		7.000%, 1/1/2032	89,463
127,968		7.000%, 3/1/2032	143,061
132,104		7.500%, 6/1/2027	145,790
17,094		7.500%, 8/1/2029	19,282
2,246		7.500%, 3/1/2030	2,556

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$5,192		7.500%, 1/1/2031	$5,874
104,769		7.500%, 2/1/2031	118,475
		TOTAL	58,250,343
		Federal National Mortgage Association—47.9%
3,653,093		3.000%, 6/1/2027	3,611,083
2,549,720		3.000%, 7/1/2027	2,520,398
1,551,036		3.000%, 6/1/2032	1,517,821
4,178,377		3.000%, 8/1/2032	4,088,897
12,227,409		3.000%, 6/1/2043	11,663,695
3,181,494		3.000%, 8/1/2045	3,019,906
3,657,842		3.000%, 8/1/2045	3,472,061
44,780,202		3.000%, 10/1/2046	42,421,853
846,421		3.500%, 1/1/2026	848,925
7,092,358		3.500%, 12/1/2041	6,968,868
1,342,906		3.500%, 4/1/2042	1,319,523
3,785,046		3.500%, 9/1/2042	3,719,141
509,298		3.500%, 9/1/2042	500,430
3,439,301		3.500%, 9/1/2042	3,379,954
467,008		3.500%, 9/1/2042	458,949
1,026,697		3.500%, 12/1/2042	1,008,821
4,831,727		3.500%, 12/1/2046	4,714,379
3,954,898		4.000%, 12/1/2031	4,033,968
2,777,168		4.000%, 12/1/2041	2,804,920
10,189,698		4.000%, 12/1/2041	10,291,523
1,591,271		4.000%, 4/1/2042	1,606,676
3,443,945		4.000%, 6/1/2042	3,477,284
6,988,025		4.000%, 12/1/2042	7,051,305
2,027,657		4.500%, 9/1/2041	2,117,796
1,324,087		4.500%, 10/1/2041	1,367,640
2,525,384		4.500%, 11/1/2041	2,613,974
161,143		4.500%, 11/1/2041	166,695
1,306,043		4.500%, 1/1/2042	1,349,002
265,061		5.000%, 10/1/2023	272,291
158,928		5.000%, 4/1/2024	163,518
971,425		5.000%, 7/1/2034	1,024,167
1,451,881		5.000%, 1/1/2040	1,531,165
606,364		5.500%, 6/1/2035	652,516
509,785		5.500%, 12/1/2035	548,817
344,589		5.500%, 9/1/2037	371,220
39,905		6.000%, 2/1/2022	41,140
822,408		6.000%, 2/1/2033	905,478
42,758		6.000%, 5/1/2036	46,807
160,554		6.000%, 7/1/2036	176,130
503,973		6.000%, 1/1/2037	552,685
48,324		6.000%, 9/1/2037	53,070
72,457		6.000%, 9/1/2037	79,594
177,597		6.000%, 6/1/2038	194,839
92,647		6.000%, 8/1/2038	101,955
41,164		6.000%, 10/1/2038	45,596

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$2,803		6.500%, 12/1/2027	$3,022
3,432		6.500%, 6/1/2029	3,775
10,077		6.500%, 7/1/2029	11,071
2,527		6.500%, 8/1/2029	2,769
10,278		6.500%, 8/1/2029	11,241
67,589		6.500%, 4/1/2032	74,067
244,899		6.500%, 5/1/2032	269,568
42,951		6.500%, 12/1/2035	47,742
30,206		6.500%, 7/1/2037	33,518
494,282		6.500%, 8/1/2037	547,469
112,444		6.500%, 9/1/2037	124,832
1,530		7.000%, 7/1/2029	1,700
7,181		7.000%, 9/1/2029	7,572
496		7.000%, 10/1/2031	527
56,949		7.000%, 11/1/2031	64,103
22,901		7.000%, 12/1/2031	25,682
50,822		7.000%, 12/1/2031	57,347
24,454		7.000%, 12/1/2031	27,216
4,617		7.000%, 12/1/2031	4,774
7,746		7.000%, 1/1/2032	8,693
35,900		7.000%, 2/1/2032	40,565
20,923		7.500%, 7/1/2028	23,485
46,970		7.500%, 8/1/2031	53,270
79,508		8.000%, 12/1/2026	88,257
11,550		10.000%, 9/1/2021	12,283
234		10.000%, 11/1/2021	239
10		10.500%, 12/1/2019	11
3		10.500%, 1/1/2021	3
33		10.500%, 4/1/2022	33
		TOTAL	140,421,309
		Government National Mortgage Association—28.9%
5,928,144		3.000%, 5/20/2047	5,681,484
2,512,389		3.500%, 12/15/2040	2,473,557
5,179,509		3.500%, 9/15/2041	5,099,453
1,030,885		3.500%, 1/15/2042	1,016,723
2,286,992		3.500%, 2/15/2042	2,255,574
1,352,316		3.500%, 5/20/2042	1,334,879
622,145		3.500%, 8/15/2042	615,154
3,470,070		3.500%, 8/20/2042	3,424,240
1,029,190		3.500%, 9/15/2042	1,017,624
980,339		3.500%, 9/15/2042	969,323
8,212,113		3.500%, 9/20/2047	8,077,992
3,562,811		4.000%, 3/15/2042	3,612,856
1,944,167		4.000%, 8/15/2042	1,971,475
1,010,187		4.000%, 12/15/2042	1,024,376
2,708,508		4.000%, 2/15/2043	2,746,552
1,440,752		4.000%, 2/15/2043	1,460,989
3,023,493		4.000%, 3/15/2043	3,065,962
968,155		4.000%, 3/15/2043	981,754

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,953,681		4.000%, 3/15/2043	$1,981,123
1,150,977		4.000%, 3/15/2043	1,167,144
2,409,445		4.500%, 6/15/2040	2,504,509
3,513,995		4.500%, 8/15/2040	3,651,540
1,524,886		4.500%, 8/15/2040	1,585,326
2,489,916		4.500%, 11/15/2040	2,585,820
716,330		4.500%, 1/15/2042	744,051
157,333		4.500%, 2/15/2042	163,667
839,612		5.000%, 10/15/2033	884,928
1,454,113		5.000%, 6/20/2034	1,533,427
598,808		5.000%, 5/20/2039	634,672
340,268		5.000%, 7/20/2039	360,647
300,479		5.000%, 8/20/2039	318,382
2,656,638		5.000%, 2/15/2040	2,829,107
662,697		5.000%, 2/20/2040	698,885
1,188,248		5.000%, 9/15/2041	1,263,832
1,185,030		5.000%, 10/15/2041	1,249,742
441,683		5.500%, 7/20/2033	470,023
203,136		5.500%, 4/15/2034	218,003
620,815		5.500%, 6/15/2034	667,903
515,523		5.500%, 10/20/2034	550,050
1,848,469		5.500%, 7/20/2035	1,970,508
237,425		5.500%, 11/20/2038	254,331
58,651		6.000%, 8/15/2031	63,722
49,924		6.000%, 9/15/2031	54,095
15,266		6.000%, 9/15/2031	16,607
36,020		6.000%, 11/15/2031	39,246
58,489		6.000%, 1/15/2032	63,745
72,664		6.000%, 1/15/2032	79,379
52,669		6.000%, 1/15/2032	57,148
15,285		6.000%, 1/15/2032	16,664
124,853		6.000%, 2/15/2032	136,195
60,293		6.000%, 3/15/2032	65,591
299,202		6.000%, 4/15/2032	327,303
66,579		6.000%, 5/15/2032	72,792
340,491		6.000%, 5/15/2036	374,937
62,702		6.000%, 6/15/2036	68,940
1,749,857		6.000%, 6/20/2036	1,913,682
1,166,863		6.000%, 7/20/2036	1,276,372
307,097		6.000%, 7/20/2038	337,084
6,858		6.500%, 5/15/2027	7,457
5,131		6.500%, 1/15/2029	5,659
14,283		6.500%, 1/15/2029	15,716
10,567		6.500%, 1/20/2029	11,547
5,682		6.500%, 2/15/2029	6,101
10,811		6.500%, 3/15/2029	11,901
10,698		6.500%, 3/15/2029	11,811
3,651		6.500%, 3/20/2029	3,997
5,500		6.500%, 5/20/2029	6,028

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$28,759		6.500%, 6/15/2029	$31,548
12,014		6.500%, 7/20/2029	13,162
5,973		6.500%, 8/20/2029	6,560
2,965		6.500%, 10/20/2029	3,246
5,154		6.500%, 11/20/2029	5,666
3,140		6.500%, 10/20/2030	3,473
6,877		6.500%, 4/20/2031	7,619
3,453		6.500%, 5/20/2031	3,828
20,101		6.500%, 6/20/2031	22,276
8,521		6.500%, 7/15/2031	9,453
1,027		6.500%, 7/15/2031	1,142
5,572		6.500%, 7/20/2031	6,180
5,830		6.500%, 10/20/2031	6,472
4,993		6.500%, 11/20/2031	5,544
14,437		6.500%, 1/20/2032	16,026
218,184		6.500%, 10/20/2038	242,490
22,147		7.000%, 6/15/2026	24,089
8,246		7.000%, 6/15/2026	8,969
9,591		7.000%, 12/15/2026	10,393
11,904		7.000%, 6/15/2027	12,994
2,097		7.000%, 10/15/2027	2,299
14,747		7.000%, 11/15/2027	16,142
6,882		7.000%, 2/15/2028	7,543
17,282		7.000%, 4/15/2028	19,030
25,252		7.000%, 6/15/2028	27,947
3,809		7.000%, 6/15/2028	4,218
34,055		7.000%, 7/15/2028	37,735
11,211		7.000%, 7/15/2028	12,345
53,285		7.000%, 8/15/2028	59,283
11,285		7.000%, 8/15/2028	12,458
4,430		7.000%, 9/15/2028	4,902
1,693		7.000%, 9/15/2028	1,841
7,184		7.000%, 10/15/2028	7,941
9,847		7.000%, 10/15/2028	10,937
19,169		7.000%, 10/15/2028	21,189
58,230		7.000%, 11/15/2028	64,928
31,902		7.000%, 11/15/2028	35,130
62,872		7.000%, 12/15/2028	69,051
15,566		7.000%, 12/15/2028	17,366
23,844		7.000%, 12/15/2028	26,340
19,912		7.000%, 12/15/2028	22,010
4,386		7.000%, 1/15/2029	4,885
7,893		7.000%, 1/15/2029	8,740
5,961		7.000%, 1/15/2029	6,581
3,911		7.000%, 1/15/2029	4,211
11,981		7.000%, 1/15/2029	13,345
12,471		7.000%, 1/15/2029	13,913
2,835		7.000%, 1/15/2029	3,154
11,635		7.000%, 1/15/2029	12,952

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$15,267		7.000%, 1/15/2029	$17,051
5,632		7.000%, 1/15/2029	6,013
35,049		7.000%, 1/15/2029	39,124
14,103		7.000%, 1/15/2029	15,681
3,430		7.000%, 1/15/2029	3,621
12,338		7.000%, 2/15/2029	13,542
3,222		7.000%, 2/15/2029	3,595
6,530		7.000%, 2/15/2029	6,866
7,569		7.000%, 2/15/2029	8,435
4,012		7.000%, 2/15/2029	4,464
11,671		7.000%, 2/15/2029	12,999
349		7.000%, 2/15/2029	384
155		7.000%, 2/15/2029	169
1,725		7.000%, 3/15/2029	1,911
3,673		7.000%, 3/15/2029	4,082
17,116		7.000%, 3/15/2029	18,836
1,221		7.000%, 3/15/2029	1,364
1,184		7.000%, 3/15/2029	1,323
1,909		7.000%, 3/15/2029	2,134
1,239		7.000%, 3/15/2029	1,382
87		7.000%, 3/15/2029	90
173		7.000%, 3/15/2029	179
2,811		7.000%, 3/15/2029	3,107
40,876		7.000%, 4/15/2029	45,346
218		7.000%, 4/15/2029	220
57,545		7.000%, 4/15/2029	64,130
10,795		7.000%, 4/15/2029	12,075
2,861		7.000%, 4/15/2029	3,190
2,971		7.000%, 4/15/2029	3,302
42		7.000%, 4/15/2029	47
6,183		7.000%, 4/15/2029	6,882
11,557		7.000%, 4/15/2029	12,775
8,851		7.000%, 4/15/2029	9,634
252		7.000%, 4/15/2029	282
3,545		7.000%, 5/15/2029	3,951
30		7.000%, 5/15/2029	30
1,041		7.000%, 5/15/2029	1,159
2,648		7.000%, 5/15/2029	2,959
3,198		7.000%, 5/15/2029	3,579
3,265		7.000%, 5/15/2029	3,639
8,645		7.000%, 6/15/2029	9,661
3,083		7.000%, 6/15/2029	3,451
4,295		7.000%, 6/15/2029	4,776
335		7.000%, 6/15/2029	375
4,298		7.000%, 6/15/2029	4,572
795		7.000%, 6/15/2029	890
14,802		7.000%, 6/15/2029	16,514
1,950		7.000%, 6/15/2029	2,183
952		7.000%, 6/15/2029	1,065

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$7,210		7.000%, 7/15/2029	$8,039
2,652		7.000%, 7/15/2029	2,915
12,724		7.000%, 7/15/2029	14,234
65,396		7.000%, 7/15/2029	72,839
11,427		7.000%, 7/15/2029	12,795
2,020		7.000%, 7/15/2029	2,179
3,625		7.000%, 7/15/2029	4,044
6,333		7.000%, 7/15/2029	7,091
5,449		7.000%, 7/15/2029	6,041
8,563		7.000%, 7/15/2029	9,511
1,103		7.000%, 8/15/2029	1,233
2,183		7.000%, 8/15/2029	2,447
3,530		7.000%, 8/15/2029	3,951
3,309		7.000%, 8/15/2029	3,688
1,670		7.000%, 8/15/2029	1,872
11,614		7.000%, 8/15/2029	12,884
4,252		7.000%, 9/15/2029	4,735
14,690		7.000%, 9/15/2029	16,424
6,914		7.000%, 9/15/2029	7,739
5,194		7.000%, 9/15/2029	5,816
7,979		7.000%, 9/15/2029	8,930
1,566		7.000%, 10/15/2029	1,608
2,187		7.000%, 11/15/2029	2,454
20,938		7.000%, 12/15/2029	23,347
6,698		7.000%, 12/15/2029	6,984
5,492		7.000%, 12/15/2029	6,107
4,433		7.000%, 1/15/2030	4,956
21,836		7.000%, 1/15/2030	24,538
13,497		7.000%, 1/15/2030	14,793
6,546		7.000%, 1/15/2030	7,275
23,777		7.000%, 2/15/2030	26,346
13,319		7.000%, 2/15/2030	14,967
12,935		7.000%, 2/15/2030	14,438
58,169		7.000%, 2/15/2030	65,397
57,555		7.000%, 3/15/2030	64,416
23,954		7.000%, 3/15/2030	26,753
8,389		7.000%, 4/15/2030	9,312
3,688		7.000%, 4/15/2030	4,148
18,210		7.000%, 6/15/2030	20,511
6,120		7.000%, 6/15/2030	6,857
49,119		7.000%, 8/15/2030	55,249
8,273		7.000%, 8/15/2030	9,244
13,410		7.000%, 9/15/2030	14,678
15,818		7.000%, 10/15/2030	17,792
7,624		7.000%, 10/15/2030	8,333
127		7.000%, 10/15/2030	128
30,585		7.000%, 10/15/2030	34,483
6,412		7.000%, 11/15/2030	7,226
10,064		7.000%, 2/15/2031	11,362

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$120,414		7.000%, 2/15/2031	$135,761
41,694		7.000%, 3/15/2031	47,051
11,384		7.000%, 3/15/2031	12,741
1,129		7.000%, 7/15/2031	1,263
500		7.000%, 9/15/2031	555
23,441		7.000%, 10/15/2031	26,428
10,632		7.000%, 11/15/2031	12,005
16,437		7.000%, 1/15/2032	18,397
9,654		7.000%, 4/15/2032	10,814
15,700		7.000%, 5/15/2032	17,604
856		7.000%, 11/15/2032	937
627		7.000%, 1/15/2033	709
260,555		7.500%, 11/15/2027	290,473
200,650		7.500%, 11/15/2027	223,690
592		7.500%, 4/15/2029	667
5,878		7.500%, 7/15/2029	6,503
1,750		7.500%, 7/15/2029	1,934
447		7.500%, 7/15/2029	505
10,392		7.500%, 8/15/2029	11,813
35,779		7.500%, 8/15/2029	40,195
7,029		7.500%, 8/15/2029	7,318
9,433		7.500%, 8/15/2029	10,571
1,332		7.500%, 8/15/2029	1,509
27,354		7.500%, 8/15/2029	30,890
40,083		7.500%, 8/15/2029	45,414
966		7.500%, 8/15/2029	1,090
26,053		7.500%, 8/20/2029	29,233
5,636		7.500%, 9/15/2029	6,323
57,007		7.500%, 9/15/2029	64,413
42,011		7.500%, 10/15/2029	47,363
5,348		7.500%, 10/15/2029	6,053
3,583		7.500%, 10/15/2029	4,062
12,785		7.500%, 10/15/2029	14,205
8,371		7.500%, 12/15/2029	9,421
10,262		7.500%, 1/15/2030	11,542
18,277		7.500%, 3/20/2030	20,603
32,249		7.500%, 8/15/2030	36,336
87		7.500%, 10/15/2030	90
77,163		7.500%, 10/15/2030	85,172
14,806		7.500%, 10/15/2030	16,696
40,134		7.500%, 10/15/2030	45,142
11,383		7.500%, 11/20/2030	12,826
8,149		7.500%, 12/15/2030	9,259
8,117		7.500%, 1/15/2031	9,231
6,648		7.500%, 2/15/2031	7,554
26,767		7.500%, 4/20/2031	30,290
67,605		7.500%, 7/15/2031	76,314
1,812		7.500%, 9/15/2031	2,049
15,028		7.500%, 9/15/2031	16,611

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$17,892		7.500%, 10/15/2031	$20,384
13,524		7.500%, 11/15/2031	15,394
16,008		7.500%, 12/15/2031	17,633
7,670		7.500%, 2/15/2032	8,763
12,011		7.500%, 3/15/2032	13,605
9,269		7.500%, 5/15/2032	10,531
3,045		8.000%, 11/15/2023	3,268
81,317		8.000%, 11/15/2027	91,081
59,022		8.000%, 11/15/2027	66,609
10,648		8.000%, 5/15/2029	12,263
102,241		8.000%, 8/15/2029	117,518
77,664		8.000%, 11/15/2029	89,672
32,862		8.000%, 12/15/2029	37,967
1,312		8.000%, 12/15/2029	1,382
3,015		8.000%, 1/15/2030	3,479
15,122		8.000%, 1/15/2030	17,493
6,952		8.000%, 1/15/2030	7,975
1,960		8.000%, 2/15/2030	2,013
4,530		8.000%, 2/15/2030	5,224
2,661		8.000%, 3/15/2030	2,844
13,410		8.000%, 4/15/2030	15,549
6,459		8.000%, 4/15/2030	7,419
469		8.000%, 4/15/2030	527
4,348		8.000%, 4/15/2030	4,977
7,361		8.000%, 4/15/2030	8,505
903		8.000%, 4/15/2030	1,047
2,243		8.000%, 5/15/2030	2,602
1,474		8.000%, 5/15/2030	1,697
9,206		8.000%, 5/15/2030	10,575
659		8.000%, 5/15/2030	741
6,689		8.000%, 5/15/2030	7,738
2,072		8.000%, 5/15/2030	2,359
12,107		8.000%, 6/15/2030	13,810
8,746		8.000%, 6/15/2030	10,079
10,070		8.000%, 6/15/2030	11,582
1,056		8.000%, 6/15/2030	1,224
1,936		8.000%, 6/15/2030	2,181
34,598		8.000%, 6/15/2030	40,166
71,842		8.000%, 6/15/2030	83,002
5,338		8.000%, 6/15/2030	6,136
2,780		8.000%, 7/15/2030	3,214
2,554		8.000%, 7/15/2030	2,764
49,441		8.000%, 7/15/2030	57,330
10,502		8.000%, 7/15/2030	12,192
6,047		8.000%, 7/15/2030	6,968
26,841		8.000%, 8/15/2032	30,316
19,879		8.000%, 8/15/2032	23,398

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$24,437		8.500%, 6/15/2030	$27,539
		TOTAL	84,705,360
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $296,312,621)	283,377,012
		INVESTMENT COMPANY—3.3%
9,595,297		Federated Government Obligations Fund, Premier Shares, 2.08%[2] (IDENTIFIED COST $9,595,297)	9,595,297
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $305,907,918)	292,972,309
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	195,725
		TOTAL NET ASSETS—100%	$293,168,034
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2018	5,610,874
Purchases/Additions	97,660,512
Sales/Reductions	(93,676,089)
Balance of Shares Held 10/31/2018	9,595,297
Value	$9,595,297
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$51,662
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximate one to ten years.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$283,377,012	$—	$283,377,012
Investment Company	9,595,297	—	—	9,595,297
TOTAL SECURITIES	$9,595,297	$283,377,012	$—	$292,972,309

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018